GOODWILL AND INTANGIBLE ASSETS (Schedule of Specific asset impairment charges) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	$ 1,952
T10 Hplc Analyzer [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	916
Syphilis Point-of-Care [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	680
Trinscreen plant & equipment [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	223
Kansas right-of-use asset [Member]
Disclosure of detailed information about intangible assets [line items]
Internally developed intangible assets	$ 133